UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hays Advisory, LLC
Address: 301 Seven Springs Way
         Suite 150
         Brentwood, TN  37027

13F File Number:  028-10649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Vasquez
Title:     Chief Compliance Officer
Phone:     615-467-6070

Signature, Place, and Date of Signing:

  /s/  Wendy Vasquez     Brentwood, TN     April 25, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $693,017 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AARONS INC                     COM PAR $0.50    002535300    10207   360528 SH       SOLE                   360528        0        0
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    16923   223112 SH       SOLE                   223112        0        0
AGRIUM INC                     COM              008916108    15671   162746 SH       SOLE                   162746        0        0
AMERISOURCEBERGEN CORP         COM              03073E105    20632   399540 SH       SOLE                   399540        0        0
ANIXTER INTL INC               COM              035290105    16649   240977 SH       SOLE                   240977        0        0
BEACON ROOFING SUPPLY INC      COM              073685109    17026   441420 SH       SOLE                   441420        0        0
BUCKLE INC                     COM              118440106    11261   244748 SH       SOLE                   244748        0        0
CASEYS GEN STORES INC          COM              147528103    10650   182711 SH       SOLE                   182711        0        0
CF INDS HLDGS INC              COM              125269100    11796    62080 SH       SOLE                    62080        0        0
CVS CAREMARK CORPORATION       COM              126650100    22134   405909 SH       SOLE                   405909        0        0
DELL INC                       COM              24702R101     9011   630123 SH       SOLE                   630123        0        0
DIRECTV                        COM              25490A309    16530   291332 SH       SOLE                   291332        0        0
DISCOVERY COMMUNICATNS NEW     COM SER A        25470F104    15104   193692 SH       SOLE                   193692        0        0
DOLBY LABORATORIES INC         COM              25659T107    14040   424925 SH       SOLE                   424925        0        0
DSW INC                        CL A             23334L102    11070   175966 SH       SOLE                   175966        0        0
FIRST TR EXCH TRD ALPHA FD I   DEV MRK EX US    33737j174    28300   625970 SH       SOLE                   625970        0        0
FIRST TR EXCH TRD ALPHA FD I   EMERG MKT ALPH   33737j182    27043  1048579 SH       SOLE                  1048579        0        0
FIRST TR EXCHANGE TRADED FD    CONSUMR STAPLE   33734x119    15012   492503 SH       SOLE                   492503        0        0
FIRST TR EXCHANGE TRADED FD    FINLS ALPHADEX   33734X135    15204   844213 SH       SOLE                   844213        0        0
FIRST TR EXCHANGE TRADED FD    HLTH CARE ALPH   33734x143    10659   278805 SH       SOLE                   278805        0        0
FIRST TR EXCNGE TRD ALPHADEX   MID CAP VAL FD   33737M201    14943   611797 SH       SOLE                   611797        0        0
FIRST TR S&P REIT INDEX FD     COM              33734G108    23204  1214226 SH       SOLE                  1214226        0        0
ICONIX BRAND GROUP INC         COM              451055107    19936   793302 SH       SOLE                   793302        0        0
ISHARES INC                    MSCI STH KOR CAP 464286772     2485    42255 SH       SOLE                    42255        0        0
ISHARES INC                    MSCI MALAYSIA    464286830     2340   157984 SH       SOLE                   157984        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457    39740   470516 SH       SOLE                   470516        0        0
JOY GLOBAL INC                 COM              481165108    11268   195122 SH       SOLE                   195122        0        0
MCKESSON CORP                  COM              58155Q103    14500   134342 SH       SOLE                   134342        0        0
NU SKIN ENTERPRISES INC        CL A             67018T105    13414   303834 SH       SOLE                   303834        0        0
ORACLE CORP                    COM              68389X105    15866   489554 SH       SOLE                   489554        0        0
POWERSHARES ETF TR II          S&P SMCP HC PO   73937b886     1483    37437 SH       SOLE                    37437        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    12643   198162 SH       SOLE                   198162        0        0
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209     3413    74087 SH       SOLE                    74087        0        0
SOUTHERN COPPER CORP           COM              84265V105    12431   333976 SH       SOLE                   333976        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    38397   246057 SH       SOLE                   246057        0        0
TESORO CORP                    COM              881609101    25449   447657 SH       SOLE                   447657        0        0
TOTAL SYS SVCS INC             COM              891906109    18704   765290 SH       SOLE                   765290        0        0
TOWERS WATSON & CO             CL A             891894107    11936   173665 SH       SOLE                   173665        0        0
UNITED CONTL HLDGS INC         COM              910047109    12689   409718 SH       SOLE                   409718        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    18142   307650 SH       SOLE                   307650        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    19683   278246 SH       SOLE                   278246        0        0
VIACOM INC NEW                 CL B             92553P201    20396   330464 SH       SOLE                   330464        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    11206   186112 SH       SOLE                   186112        0        0
WESTERN REFNG INC              COM              959319104    13827   395172 SH       SOLE                   395172        0        0